Note 3 - Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable	$ 7,372	$ 6,937
Less allowance for uncollectible accounts receivable	(314)	(114)
Accounts receivable, net	$ 7,058	$ 6,823